CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2020	May 03, 2019	Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 12,051		$ 9,645	[1]	$ 12,472	[1]	$ 10,357	[1]
Serial preferred shares authorized	50,000,000		50,000,000
Preferred Stock, Shares Outstanding	0		0		100,000		100,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001
Common shares issued	84,924,000		84,517,000
Common shares outstanding	84,924,000		84,517,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 75.00	$ 75.00

[1]	Net allowance for doubtful accounts and allowance for sales and returns.